JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.1%
Aerospace & Defense — 3.5%
General Dynamics Corp.	3,025	418,802
Northrop Grumman Corp.	726	229,068
Raytheon Technologies Corp.	7,515	432,410

		1,080,280

Banks — 5.9%
Bank of America Corp.	28,971	697,904
Cullen/Frost Bankers, Inc.	728	46,539
M&T Bank Corp.	47	4,312
PNC Financial Services Group, Inc. (The)	5,193	570,722
Truist Financial Corp.	6,440	245,040
US Bancorp	7,881	282,521

		1,847,038

Beverages — 2.0%
Coca-Cola Co. (The)	4,014	198,148
PepsiCo, Inc.	2,982	413,278

		611,426

Biotechnology — 0.7%
Amgen, Inc.	852	216,597

Building Products — 0.5%
Trane Technologies plc	1,369	165,996

Capital Markets — 7.8%
BlackRock, Inc.	1,224	689,945
Charles Schwab Corp. (The)	4,927	178,520
CME Group, Inc.	3,898	652,225
Morgan Stanley	10,416	503,600
Northern Trust Corp.	1,769	137,958
T. Rowe Price Group, Inc.	2,158	276,721

		2,438,969

Chemicals — 3.2%
Air Products and Chemicals, Inc.	1,682	500,990
PPG Industries, Inc.	3,983	486,199

		987,189

Commercial Services & Supplies — 0.9%
Republic Services, Inc.	3,061	285,708

Consumer Finance — 1.6%
American Express Co.	3,582	359,120
Capital One Financial Corp.	1,830	131,508

		490,628

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	9,820	584,212

Electric Utilities — 3.9%
Entergy Corp.	1,800	177,308
NextEra Energy, Inc.	2,220	616,298
Xcel Energy, Inc.	5,897	406,941

		1,200,547

Electrical Equipment — 1.7%
Eaton Corp. plc	5,043	514,519

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	723	115,729
AvalonBay Communities, Inc.	1,317	196,737
Boston Properties, Inc.	991	79,540
Prologis, Inc.	649	65,313
Realty Income Corp.	916	55,637
Simon Property Group, Inc.	411	26,561
Ventas, Inc.	2,540	106,577
Vornado Realty Trust	2,969	100,095

		746,189

Food & Staples Retailing — 2.5%
Sysco Corp.	5,047	314,000
Walmart, Inc.	3,322	464,795

		778,795

Food Products — 1.7%
Mondelez International, Inc., Class A	9,130	524,492

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	699	76,069
Becton Dickinson and Co.	1,376	320,263
Medtronic plc	6,072	631,015

		1,027,347

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	2,664	258,177
CVS Health Corp.	3,698	215,945
UnitedHealth Group, Inc.	1,906	594,289

		1,068,411

Hotels, Restaurants & Leisure — 2.2%
McDonald’s Corp.	2,455	538,810
Starbucks Corp.	1,860	159,787

		698,597

Household Products — 1.9%
Procter & Gamble Co. (The)	4,215	585,783

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	1,599	263,220

Insurance — 4.9%
Arthur J Gallagher & Co.	2,596	274,124
Chubb Ltd.	1,857	215,595
Hartford Financial Services Group, Inc. (The)	5,625	207,352
Marsh & McLennan Cos., Inc.	1,958	224,622
MetLife, Inc.	5,912	219,767
Progressive Corp. (The)	3,461	327,674
Prudential Financial, Inc.	497	31,550
Travelers Cos., Inc. (The)	250	27,017

		1,527,701

IT Services — 3.8%
Accenture plc, Class A	975	220,308
Automatic Data Processing, Inc.	1,840	256,647
Fidelity National Information Services, Inc.	2,969	437,112
International Business Machines Corp.	2,139	260,212

		1,174,279

Leisure Products — 0.8%
Hasbro, Inc.	2,981	246,580

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Machinery — 5.6%
Deere & Co.	1,940	430,048
Dover Corp.	5,368	581,558
Otis Worldwide Corp.	1,470	91,749
Parker-Hannifin Corp.	2,318	468,930
Stanley Black & Decker, Inc.	1,082	175,539

		1,747,824

Media — 2.7%
Comcast Corp., Class A	18,083	836,542

Multi-Utilities — 1.8%
CMS Energy Corp.	4,947	303,767
DTE Energy Co.	576	66,280
Public Service Enterprise Group, Inc.	3,654	200,632

		570,679

Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	6,295	453,260
ConocoPhillips	12,497	410,389
Valero Energy Corp.	2,025	87,737

		951,386

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	12,394	747,241
Eli Lilly and Co.	2,315	342,604
Johnson & Johnson	5,061	753,463
Merck & Co., Inc.	3,411	282,913
Pfizer, Inc.	5,794	212,656

		2,338,877

Road & Rail — 1.3%
Norfolk Southern Corp.	1,920	410,938

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	5,347	624,177
Texas Instruments, Inc.	5,330	761,138

		1,385,315

Software — 1.6%
Microsoft Corp.	2,384	501,354

Specialty Retail — 4.0%
Best Buy Co., Inc.	2,604	289,839
Home Depot, Inc. (The)	2,451	680,678
TJX Cos., Inc. (The)	5,235	291,305

		1,261,822

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	2,528	292,769

Textiles, Apparel & Luxury Goods — 0.5%
VF Corp.	2,425	170,358

Tobacco — 2.4%
Altria Group, Inc.	6,392	247,001
Philip Morris International, Inc.	6,729	504,601

		751,602

TOTAL COMMON STOCKS (Cost $24,834,008)		30,283,969

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b) (Cost $709,532)	709,196	709,693

Total Investments — 99.4% (Cost $25,543,540)		30,993,662
Other Assets Less Liabilities — 0.6%		183,539

Net Assets — 100.0%		31,177,201

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,993,662	$—	$—	$30,993,662

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(a)(b)	$883,014	$1,790,322	$1,963,574	$439	$(508)	$709,693	709,196	$358	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.